Additional Cash Flow Disclosures	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
Additional Cash Flow Disclosures
Additional Cash Flow Disclosures

Net Change In Non-Cash Working Capital

	2018 $	2017 $	2016 $
Change in:
Contract receivable	4,767,100	(4,767,100)	—
Other receivables	(13,924)	16,680	285,653
Prepaid expenses	475,077	(915,222)	245,828
Accounts payable and accrued liabilities	(1,858,170)	(384,641)	1,359,172
Contract liability	547,707	6,182,580	—
Other liabilities	(27,982)	—	—
Non-cash impact of foreign exchange	14,531	48,558	343,212
Change in non-cash working capital related to operating activities	3,904,339	180,855	2,233,865

Other Cash Flow Disclosures

	2018 $	2017 $	2016 $
Cash interest received	173,496	130,101	163,902
Cash taxes paid	15,728	136,163	4,468